Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity and liabilities [abstract]
Financing liabilities	¥ 8,102,556	¥ 7,720,985
Equity	¥ 10,772,546	¥ 9,372,839	¥ 8,286,023	¥ 8,565,790